Jacob Small Cap Growth Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 100.2%	Shares	Value
Biological Products (No Diagnostic Substances) - 11.7%
Beam Therapeutics, Inc. (a)	12,200	$ 401,746
CRISPR Therapeutics AG (a)	4,600	258,428
Krystal Biotech, Inc. (a)	300	92,709
Vir Biotechnology, Inc. (a)	23,000	219,420
		972,303

Blank Checks - 3.3%
Cantor Equity Partners II, Inc. - Class A (a)(b)	20,100	271,853

Business Services - 8.0%
Grab Holdings Ltd. - Class A (a)	54,000	191,160
OptimizeRx Corp. (a)	61,935	321,443
Zhihu, Inc. - ADR (a)	51,000	150,450
		663,053

Catalog & Mail-Order Houses - 1.6%
Bed Bath & Beyond, Inc. (a)	21,000	128,730

Communications Equipment - 4.2%
Powerfleet, Inc. (a)	88,500	346,035

Computer Peripheral Equipment - 1.1%
Identiv, Inc. (a)	21,800	89,380

Computer Processing & Data Preparation - 8.1%
Doximity, Inc. - Class A (a)	13,500	288,900
HUYA, Inc. - ADR	25,000	62,500
Nextdoor Holdings, Inc. (a)	149,400	315,234
		666,634

Computer Programming, Data Processing, Etc. - 6.2%
Braze, Inc. - Class A (a)	10,513	269,448
Snap, Inc. - Class A (a)	42,800	244,388
		513,836

Finance Services - 5.0%
Circle Internet Group, Inc. (a)	3,700	418,100

Industrial Organic Chemicals - 4.5%
Codexis, Inc. (a)	135,046	374,077

Medical Laboratories - 9.1%
CareDx, Inc. (a)	8,117	185,230
Celcuity, Inc. (a)	4,300	571,384
		756,614

Miscellaneous Amusement & Recreation - 4.2%
DraftKings, Inc. - Class A (a)	14,200	347,758

Personal Services - 2.0%
WM Technology, Inc. (a)	412,581		164,207

Pharmaceutical Preparations - 17.7%
DiaMedica Therapeutics, Inc. (a)	41,000		245,590
Harrow, Inc. (a)	10,914		384,282
Heron Therapeutics, Inc. (a)	357,097		310,710
Ideaya Biosciences, Inc. (a)	4,449		131,112
Omeros Corp. (a)(b)	36,000		397,440
			1,469,134

Real Estate - 7.1%
Porch Group, Inc. (a)	29,389		306,233
Zillow Group, Inc. - Class C (a)	8,100		283,500
			589,733

Semiconductors & Related Devices - 0.5%
Impinj, Inc. (a)	284		42,884

Surgical & Medical Instruments & Apparatus - 5.9%
Alphatec Holdings, Inc. (a)	52,663		408,138
Tela Bio, Inc. (a)	81,000		78,570
			486,708
TOTAL COMMON STOCKS (Cost $8,129,814)			8,301,039

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.8%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (c)	644,220		644,220
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $644,220)			644,220

MONEY MARKET FUNDS - 0.4%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (c)	35,247		35,247
TOTAL MONEY MARKET FUNDS (Cost $35,247)			35,247

TOTAL INVESTMENTS - 108.4% (Cost $8,809,281)			8,980,506
Liabilities in Excess of Other Assets - (8.4)%		(0.08430)	(698,179)
TOTAL NET ASSETS - 100.0%			$ 8,282,327

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $619,874.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Jacob Small Cap Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 8,301,039	$ –	$ –	$ 8,301,039
Investments Purchased with Proceeds from Securities Lending	644,220	–	–	644,220
Money Market Funds	35,247	–	–	35,247
Total Investments	$ 8,980,506	$ –	$ –	$ 8,980,506

Refer to the Schedule of Investments for further disaggregation of investment categories.